Stock Based Compensation (Detail) - Weighted average assumptions used in estimating the fair value of stock options granted (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Weighted average fair value at grant date (in Dollars per share)	$ 0.17	$ 0.08	$ 0.18	$ 0.15
Expected life ( years)	5 years 43 days	1 year 219 days	5 years 9 months	3 years 109 days
Expected volatility	115.70%	124.00%
Risk-free interest rate	0.58%	0.20%
Expected dividend yield	0.00%	0.00%